Acquisitions (Tables)	12 Months Ended
Mar. 31, 2011
Acquisitions (Tables) [Abstract]
Purchase price allocation summary

The following table summarizes the preliminary values assigned to the assets and liabilities that were recorded for SONY BMG, including net assets at historical carryover basis, as well as the final adjustments described above:

	Yen in millions
	Assets and
	liabilities	Acquired
	recorded at	assets and	Total
	the historical	liabilities	(as of		Total
	carryover	recorded at	October 1,		(after
	basis	fair value	2008)	Adjustments	adjustments)

Notes and accounts receivable, net	28,835	28,835	57,670		57,670
Capitalized artist advances — short-term	11,979	11,979	23,958		23,958
Other current assets	33,711	25,443	59,154	(531)	58,623
Capitalized artist advances — long-term	8,587	8,587	17,174		17,174
Intangibles, net	12,827	96,258	109,085		109,085
Goodwill	30,319	72,935	103,254	(8,649)	94,605
Other noncurrent assets	14,418	15,159	29,577	7,716	37,293

Total assets	140,676	259,196	399,872	(1,464)	398,408

Accrued royalties	66,151	66,044	132,195		132,195
Other current liabilities	60,744	64,879	125,623	(1,464)	124,159
Accrued pension and severance costs	11,661	11,767	23,428		23,428
Other noncurrent liabilities	8,057	19,082	27,139		27,139

Total liabilities	146,613	161,772	308,385	(1,464)	306,921

Net assets recorded for SONY BMG	(5,937)	97,424	91,487	—	91,487

Composition of intangible assets

The intangible assets are comprised of the following:

	Yen in millions			Years
	Intangibles	Acquired
	recorded at	intangibles
	the historical	recorded at		Weighted-average
	carryover basis	fair value	Total	amortization period

Intangibles subject to amortization, net
Music catalogs	10,283	77,706	87,989	25
Artist contracts	2,014	15,160	17,174	10
Other	530	3,392	3,922	5

Total intangibles	12,827	96,258	109,085	22

Combined results of operations of Sony and SONY BMG
The results of operations for SONY BMG are included in the Music segment beginning October 1, 2008. The following unaudited supplemental pro forma financial information presents the combined results of operations of Sony and SONY BMG as though the acquisition had occurred as of the beginning of the fiscal year ended March 31, 2009:

Yen in millions,
except per share data
Fiscal year ended
March 31
2009
(Unaudited)

Net sales	7,266,265
Operating loss	(234,724)
Net loss attributable to Sony Corporation’s stockholders	(104,614)
Basic EPS	(104.25)
Diluted EPS	(104.25)

Preliminary fair value assigned to the assets and liabilities

The following table summarizes the preliminary fair value assigned to the assets and liabilities of GSN that were recorded in the Pictures segment. Due to the fact that the acquisition closed in March 2011, certain areas of purchase price allocation are not yet finalized including the fair value of certain tangible assets and liabilities acquired, the valuation of intangible assets acquired, income taxes and residual goodwill.

Yen in millions
Acquired
assets and
liabilities
recorded at
fair value

Cash and cash equivalents	4,039
Notes and accounts receivable, trade	3,089
Prepaid expenses and other current assets	395
Film costs	4,178
Property, plant and equipment	220
Intangibles	46,749
Goodwill	46,432
Other noncurrent assets	38

Total assets	105,140
Notes and accounts payable, trade	970
Accounts payable, other and accrued expenses	4,131
Other current liabilities	59
Other noncurrent liabilities	1,683

Total liabilities	6,843
Redeemable noncontrolling interest	18,779
Noncontrolling interest	40,728

Total	38,790

Intangible assets
The intangible assets are comprised of the following:

	Yen in millions	Years
	Acquired
	intangibles
	recorded at	Weighted-average
	fair value	amortization period

Intangibles subject to amortization
Television carriage agreements (broadcasting agreements)	33,698	20
Other	4,162	1
Intangible having an indefinite life
Trademarks	8,889	—

Total intangibles	46,749

Combined results of operations of Sony and GSN

The results of operations of GSN are included in the Pictures segment after the acquisition date. The following unaudited supplemental pro forma financial information presents the combined results of operations of Sony and GSN as though the acquisition had occurred as of the beginning of the fiscal years ended March 31, 2010 and 2011:

	Yen in millions,
	except per share data
	Fiscal year ended March 31
	2010	2011
	(Unaudited)

Net sales	6,313,222	6,325,310
Operating income	60,685	199,445
Net loss attributable to Sony Corporation’s stockholders	(33,655)	(259,731)
Basic EPS	(33.54)	(258.81)
Diluted EPS	(33.54)	(258.81)